28.Financial instruments and risk management	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management
Financial instruments and risk management

28.Financial instruments and risk management

Operational activities expose the Company and its subsidiaries to market risk (fuel prices, foreign currency and interest rate), credit risk and liquidity risk. These risks can be mitigated by using exchange swap derivatives, futures and options contracts based on oil, U.S. dollar and interest markets.

Financial instruments are managed by the Financial Policy Committee (“CPF”) in line with the Risk Management Policy approved by the Risk Policy Committee (“CPR”) and submitted to the Board of Directors. The Risk Policy Committee sets guidelines and limits, monitors controls, including mathematical models used to continuously monitor exposures and possible financial effects, and also prevents the execution of speculative financial instruments transactions.

The Company does not hedge its total risk exposure, and is, therefore, subject to market fluctuations for a significant portion of its exposed assets and liabilities. Decisions on the portion to be protected consider the financial risks and the costs for such protection and are determined and reviewed at least quarterly in line with Risk Policy Committee strategies. The results from operations and the application of risk management controls are part of the monitoring process by the Risk Policy Committee and have been satisfactory to the proposed objectives.

The description of the consolidated account balances and the categories of financial instruments included in the statements of financial position as of December 31, 2018 and 2017 is as follows:

	Measured at fair value through profit or loss		Amortized cost (c)
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Assets
Cash and cash equivalents (a)	307,538	434,295	518,649	592,567
Short-term investments (a)	478,364	955,589	-	-
Restricted cash	822,132	268,047	-	-
Derivatives assets	-	40,647	-	-
Trade receivables	-	-	853,328	936,478
Deposits (b)	-	-	885,804	655,244
Other assets	-	-	478,628	123,721

Liabilities
Debt	-	-	7,084,467	7,105,667
Suppliers	-	-	1,523,952	1,471,150
Suppliers – Forfaiting	-	-	365,696	78,416
Derivatives liabilities	409,662	34,457	-	-
Operating leases	-	-	271,485	139,110

(a)    The Company manages its financial investments to pay its short-term operational expenses.

(b)    Excludes judicial deposits,  described in Note 11.

(c)    Items classified as amortized cost refer to credits, debt with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 16. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities.

During the year ended December 31, 2018, there was no change on the classification between categories of the financial instruments.

The Company's derivative financial instruments were recognized as follows:

	Fuel	Interest rate	Foreign currency	Equity foward (**)	Total
Derivative assets (liabilities) as of December 31, 2016 (*)	3,817	(89,211)	-	-	(85,394)
Fair value variations
Net gains recognized in profit or loss	13,768	-	-	11,094	24,862
Net gains (losses) recognized in OCI	35,505	(1,093)	-	-	34,412
Settlements payments (received) during the year	(12,443)	55,847	-	(11,094)	32,310
Derivative assets (liabilities) as of December 31, 2017 (*)	40,647	(34,457)	-	-	6,190
Fair value variations
Net gains (losses) recognized in profit or loss (a)	(25,280)	(4,488)	9,272	-	(20,496)
Net (losses) recognized in OCI	(349,252)	(37,719)	-	-	(386,971)
Settlements payments (received) during the year	(29,383)	30,270	(9,272)	-	(8,385)
Derivative liabilities as of December 31, 2018 (*)	(363,268)	(46,394)	-	-	(409,662)

Current liabilities	(149,050)	(46,394)	-	-	(195,444)
Noncurrent liabilities	(214,218)	-	-	-	(214,218)

Changes in other comprehensive income (loss)
Balances as of December 31, 2016	-	(147,229)	-	-	(147,229)
Fair value adjustments during the year	35,505	(1,093)	-	-	34,412
Net reversal to profit or loss	-	33,501	-	-	33,501
Balances as of December 31, 2017	35,505	(114,821)	-	-	(79,316)
Fair value adjustments during the year	(275,583)	(37,719)	-	-	(313,302)
Time value of options	(73,669)	-	-	-	(73,669)
Net reversal to profit or loss (b)	(64,955)	31,220	-	-	(33,735)
Balances as of December 31, 2018	(378,702)	(121,320)	-	-	(500,022)

Effects on profit or loss (a-b)	39,675	(35,708)	9,272		13,239
Year ended December 31, 2018
Recognized in operating income	64,955	(17,880)	-	-	47,075
Recognized in financial results	(25,280)	(17,828)	9,272	-	(33,836)

Year ended December 31, 2017
Recognized in operating costs and expenses	8,626	(11,548)		-	(2,922)
Recognized in financial results	5,142	(21,953)		11,094	(5,717)

Year ended December 31, 2016
Recognized in operating costs and expenses	-	(12,574)		-	(12,574)
Recognized in financial results	309	(116,158)	(40,931)	-	(156,780)

(*)  Classified as "Derivatives" rights or obligations, if assets or liabilities.

(**) In 2017, the Company carried out transactions with shares of third-party companies traded on B3 in the amount of R$106,976, and contracted a term derivative attached to the transaction, in order to minimize the risk of volatility of the shares borrowed in the market. This operation was fully settled with the respective derivative in December 2017.

The Company may adopt hedge accounting for derivatives contracted to hedge cash flow and that qualify for this classification as per IFRS 9 - “Financial Instruments”. As of December 31, 2018, the Company adopts cash flow hedge for the interest rate (mainly the Libor interest rates) and jet fuel.

Cash flow hedges are scheduled to be realized and consequently reclassified to expenses, as shown below:

	2019	2020	2021	2022	2023	2023 onwards
Interest rate derivatives	(6,282)	(3,951)	(5,334)	(9,697)	(8,271)	(87,785)
Fuel derivatives	(167,675)	(183,499)	(27,528)	-	-	-
Expected realization (*)	(173,957)	(187,450)	(32,862)	(9,697)	(8,271)	(87,785)

(*) The negative amounts represent losses.

28.1.   Market risks

28.1.1.   Fuel risk

The aircraft fuel prices fluctuate due to the volatility of the price of crude oil by product price fluctuations. To mitigate the risk of fuel price, as of December 31, 2018, the Company held call options and WTI, Brent and Collar derivatives. In the year ended December 31, 2018, the Company recognized total gains of R$39,675 related to derivatives operations in the statement of operations (gains of R$13,768 and R$ 309 in the years ended December 31, 2017 and 2016, respectively).

The Company uses different instruments to hedge its exposure to fuel prices, which are chosen based on factors such as market liquidity, market value of the items, levels of volatility, availability and margin deposit.  The main hedging instruments are futures, collars, swaps and options.

The Company’s Fuel Risk Management strategy is based on statistical models. Through the models developed, the Company is able to (i) measure the economic relationship between the hedging instrument and the hedged item, in order to assess whether the ratio between the jet fuel price and the international fuel price is behaving as expected; and (ii) properly define the hedge ratio in order to determine the appropriate volume to be contracted to hedge the fuel volume to be consumed in a given period.

The Company’s models take into consideration possible ineffectiveness factors that may impact its Risk Management strategies, such as a change in the way suppliers calculate jet fuel prices and a mismatch between the term of the hedging instrument and the hedged item.

In the years ended December 31, 2018 and 2017, the Company held derivatives operations designated as “hedge accounting”.

28.1.2.   Foreign currency risk

Foreign currency risk derives from the possibility of unfavorable fluctuation of foreign currencies to which the Company’s liabilities or cash flows are exposed.

The Company’s foreign currency exposure is summarized below:

	12/31/2018	12/31/2017
Assets
Cash, equivalents, short-term investments and restricted cash	963,973	1,215,716
Trade receivables	148,538	140,716
Deposits	885,804	655,244
Derivatives	-	40,647
Other assets (*)	352,437	-
Total assets	2,350,752	2,052,323

Liabilities
Short and long-term debt	5,576,835	4,593,169
Finance lease	640,660	1,476,151
Suppliers	903,287	644,775
Derivatives	409,662	34,457
Operating leases	271,485	139,110
Total liabilities	7,801,929	6,887,662

Foreign currency exposure	5,451,177	4,835,339

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	7,135,784	5,304,714
Future commitments resulting from firm aircraft orders	63,235,639	45,090,382
Total	70,371,423	50,395,096

Total foreign currency exposure - R$	75,822,600	55,230,435
Total foreign currency exposure - US$	19,568,133	16,696,020
Exchange rate (R$/US$)	3.8748	3.3080

(*) Amount relates to the sale of seven aircraft to be carried out in March 2019. For additional information, see Note 27.2.

The Company’s transactions in foreign currency are mainly indexed to the U.S. dollar.

In the year ended December 31, 2018, the Company recorded a gain of R$9,272 from foreign currency derivates. Tthe Company had no foreign exchange hedge operations in the year ended December 31, 2017 and recognized a loss on foreign currency derivatives of R$40,931 in the year ended December 31, 2016.

28.1.3.   Interest rate risk

The Company’s strategy to manage interest rate risk combines fixed and floating interest rates to determine whether it is necessary to increase or reduce its exposure to interest rates. The Company manages its exposure by determining the basis point value (“BPV”) of each agreement and uses volumes equivalent to the amount of BPVs necessary to achieve the goals proposed in the Risk Management for contracting derivatives.

Through statistical models, the Company measures the economic relationship between the hedging instrument and the hedged item, taking into consideration possible ineffectiveness factors, such as a mismatch between the term of the hedging instrument and the hedged item.

The Company is mainly exposed to lease transactions indexed to variations in the Libor rate until the aircraft is received. To mitigate such risks, the Company has derivative financial instruments of interest rate (Libor) swaps. During the year ended December 31, 2018, the Company recognized a total loss with interest hedging transactions in the amount of R$35,708 (loss of R$33,501 and R$128,732 in the years ended December 31, 2017 and 2016, respectively).

As of December 31, 2018, 2017 and 2016, the Company and its subsidiaries had interest rate swap derivatives recorded as hedge accounting.

28.2.   Credit risk

The credit risk is inherent in the Company’s operating and financing activities, mainly represented by cash and cash equivalents, short-term investments and trade receivables. Financial assets classified as cash, cash equivalents and short-term investments are deposited with counterparties rated investment grade or higher by S&P or Moody's (between AAA and AA), pursuant to risk management policies. The financial institutions in which the Company concentrates more than 10% of its total financial assets are Itaú and Banco do Brasil. Other assets are diluted among other financial institutions, pursuant to the Company’s risk policy.

Trade receivables consists of amounts falling due from credit card operators, travel agencies, installment sales and government entities, which leaves the Company exposed to a small portion of the credit risk of individuals and other entities. The Company uses a provision matrix to calculate the provision for expected loss during the asset lifecycle, which considers historical data to determine the expected loss, through the segmentation of the receivables portfolio into groups that have the same behavior patterns, based on maturity dates. Credit limits are set for all customers based on internal credit rating criteria and carrying amounts represent the maximum credit risk exposure. Customer creditworthiness is assessed based on an internal system of extensive credit rating. Outstanding trade receivables are frequently monitored by the Company.

Derivative financial instruments are contracted in the over-the-counter market (“OTC”) with counterparties rated investment grade or higher, or in a commodities and futures exchange (B3 or NYMEX), thus substantially mitigating credit risk. The Company's obligation is to evaluate counterparty risk involved in financial instruments and periodically diversify its exposure.

28.3.   Liquidity risk

The Company is exposed to two distinct forms of liquidity risk: (i) market prices, which vary in accordance with the types of assets and markets where they are traded, and (ii) cash flow liquidity risk related to difficulties in meeting the contracted operating obligations at the maturity dates. In order to manage liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs and investment funds with daily liquidity) and its Cash Management Policy requires the weighted average maturity of its debt to be longer than the weighted average term of its investment portfolio term.

The schedules of financial liabilities held by the Company's consolidated financial liabilities on December 31, 2018 and 2017 are as follows:

	Less than 6 months	6 - 12 months	1 - 5 years	More than 5 years	Total

Short and long-term debt	903,492	319,832	2,856,625	3,004,518	7,084,467
Suppliers	1,403,793	22	120,137	-	1,523,952
Suppliers - Forfaiting	365,696	-	-	-	365,696
Derivatives liabilities	95,773	99,671	214,218	-	409,662
Operating leases	135,799	-	135,686	-	271,485
As of December 31, 2018	2,904,553	419,525	3,326,666	3,004,518	9,655,262

Short and long-term debt	369,496	793,376	2,651,018	3,291,777	7,105,667
Suppliers	1,245,352	3,772	222,026	-	1,471,150
Suppliers - Forfaiting	78,416	-	-	-	78,416
Derivatives liabilities	34,457	-	-	-	34,457
Operating leases	28,387	-	110,723	-	139,110
As of December 31, 2017	1,756,108	797,148	2,983,767	3,291,777	8,828,800

28.4.   Capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to net debt, including short and long-term debt. The table below shows the Company’s financial leverage as of December 31, 2018 and 2017:

	12/31/2018	12/31/2017
		(As restated)
Total short and long-term debt	7,084,467	7,105,667
(-) Cash and cash equivalents	(826,187)	(1,026,862)
(-) Short-term investments	(478,364)	(955,589)
(-) Restricted cash	(822,132)	(268,047)
A - Net debt	4,957,784	4,855,169
B – Total deficit	(4,505,351)	(3,088,521)
C = (B + A) - Total capital and net debt	452,433	1,766,648

28.5.   Sensitivity analysis of financial instruments

The sensitivity analysis of financial instruments has been prepared in order to estimate the impact on fair value of financial instruments entered by the Company in three scenarios for each risk variable: the most likely scenario in the Company's assessment (which is levels of demand remaining unchanged); a 25% deterioration (possible adverse scenario) in the risk variable; a 50% deterioration (remote adverse scenario).

The estimates presented do not necessarily reflect the amounts to be reported in future financial statements. The use of different methodologies and/or assumptions may have a material effect on the estimates presented.

The tables below show the sensitivity analysis of foreign currency exposure, derivatives positions and interest rates on December 31, 2018 to market risks considered relevant by Management. In the tables, positive values are displayed as net asset exposures (assets higher than liabilities) and negative values are exposed liabilities (liabilities greater than assets).

28.5.1.   Foreign currency risk

As of December 31, 2018, the Company adopted the closing exchange rate of R$3.8748/US$1.00 as likely scenario. The table below shows the sensitivity analysis and the effect on profit or loss of exchange rate fluctuations in the exposure amount of the period as of December 31, 2018:

	Exchange rate	Effect on profit or loss
Net liabilities exposed to the risk of appreciation of the U.S. dollar	3.8748	(5,451,177)
Dollar depreciation (-50%)	1.9374	2,725,589
Dollar depreciation (-25%)	2.9061	1,362,794
Dollar appreciation (+25%)	4.8435	(1,362,794)
Dollar appreciation (+50%)	5.8122	(2,725,589)

28.5.2.   Fuel risk

As of December 31, 2018, through its subsidiary GLA, the Company had oil derivative agreements to hedge 58.6% of 12-month consumption, 43.0% of 24-month consumption and 28.5% of 36-month consumption. The probable scenarios used by the Company are the market curves at the close of December 31, 2018, both for derivatives that hedge against fuel price risk and derivatives that hedge against Libor interest rate risk. The table below shows the sensitivity analysis in U.S. dollars of the fluctuations in jet fuel barrel prices:

	Fuel
	US$/bbl (WTI)	R$
Decline in prices/barrel (-50%)	22.71	(735,676)
Decline in prices/barrel (-25%)	34.06	(361,493)
Increase in prices/barrel (+25%)	56.76	343,433
Increase in prices/barrel (+50%)	68.12	720,179

28.5.3.   Interest rate risk

As of December 31, 2018, the Company holds financial investments and financial liabilities indexed to several rates, and position in Libor derivatives. In its sensitivity analysis of non-derivative financial instruments, it was considered the impacts on yearly interest of the exposed values as of December 31, 2018 (see Note 16) that were exposed to fluctuations in interest rates, as the scenarios presented below. The amounts show the impacts on profit or loss according to the scenarios presented below:

	Short-term investments net of financial debt (a)		Derivatives (c)
Risk	Increase in the CDI rate	Decrease in the Libor rate	Decrease in the Libor rate
Reference rates	6.40%	2.81%	2.81%
Exposure amount (probable scenario) (b)	370,282	(991,760)	(46,394)
Remote favorable scenario (-50%)	83,229	41,803	1,956
Possible favorable scenario (-25%)	69,358	34,836	1,630
Possible adverse scenario (+25%)	(69,358)	(34,836)	(1,630)
Remote adverse scenario (+50%)	(83,229)	(41,803)	(1,956)

(a)  Total invested and raised in the financial market at the CDI rate and the Libor. A negative amount means more funding than investment.

(b)  Balances recorded on December 31, 2018.

(c)  Derivatives contracted to hedge the Libor rate variation embedded in the agreements for future delivery of aircraft.

The Company’s interest-rate hedging is presented below:

	2019	2020	2021	2022	2023	Total
Basis point value (“BPV”) - thousands	-	185	138	68	-	391
Aircraft to be delivered	1	8	6	3	-	18
Hedged percentage	43%	68%	71%	53%	-	45%

Measurement of the fair value of financial instruments

In order to comply with the disclosure requirements for financial instruments measured at fair value, the Company and its subsidiaries must classify its instruments in Levels 1 to 3, based on observable fair value levels:

•      Level 1: Fair value measurements are calculated based on quoted prices (without adjustment) in active market or identical liabilities;

•      Level 2: Fair value measurements are calculated based on other variables besides quoted prices included in Level 1, that are observable for the asset or liability directly (such as prices) or indirectly (derived from prices); and

•      Level 3: Fair value measurements are calculated based on valuation methods that include the asset or liability but that are not based on observable market variables (unobservable inputs).

The following table shows a summary of the Company’s and its subsidiaries’ financial instruments measured at fair value, including their related classifications of the valuation method, as of December 31, 2018 and 2017:

		12/31/2018		12/31/2017
	Fair value level	Book value	Fair Value	Book value	Fair Value
Cash and cash equivalents	Level 2	307,538	307,538	434,295	434,295
Short-term investments	Level 1	21,100	21,100	32,701	32,701
Short-term investments	Level 2	457,264	457,264	922,888	922,888
Restricted cash	Level 2	822,132	822,132	268,047	268,047
Derivatives assets	Level 2	-	-	40,647	40,647
Derivatives liabilities	Level 2	(409,662)	(409,662)	(34,457)	(34,457)